OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 1,798.5	$ 1,803.8	[1]
Non-current assets	7,492.6	7,826.1
Canada
Disclosure of geographical areas [line items]
Revenue	447.5	403.1
Non-current assets	2,092.1	1,962.4
Chile
Disclosure of geographical areas [line items]
Revenue	356.2	397.1
Non-current assets	1,348.4	1,541.4
Brazil
Disclosure of geographical areas [line items]
Revenue	748.7	815.0
Non-current assets	1,704.6	2,024.8
Argentina
Disclosure of geographical areas [line items]
Revenue	246.1	188.6
Non-current assets	2,314.9	2,260.1
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 32.6	$ 37.4

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.